Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
(USD millions)	2023	2022

Taxes other than income taxes	516	836

Restructuring provisions	703	1 131

Accrued expenses for goods and services received but not invoiced	1 026	1 059

Accruals for royalties	844	767

Accrued interests on financial debt	116	116

Provisions for deductions from revenue	6 315	6 732

Accruals for compensation and benefits, including social security	2 330	2 321

Environmental remediation provisions	20	53

Deferred income	98	123

Provisions for product liabilities, governmental investigations and other legal matters [1]	42	548

Accrued share-based payments	322	235

Contingent consideration [2]	14	131

Other payables	820	743

Total provisions and other current liabilities	13 166	14 795

[1] Note 21 provides additional disclosures related to legal provisions.
[2] Note 30 provides additional disclosures related to contingent consideration.

Provisions for reduction of revenue
(USD millions)	2023	2022	2021

January 1	6 732	6 481	6 256

Provisions related to discontinued operations [1]	-1 415

Effect of currency translation, business combinations	68	-210	-218

Payments/utilizations [2]	-16 703	-22 261	-19 838

Adjustments of prior years charged to income statement [3]	-206	-322	-245

Current year income statement charge [4]	17 798	23 072	20 413

Change in provisions offset against gross trade receivables [5]	41	-28	113

December 31	6 315	6 732	6 481

[1] Represents the provision for deductions from revenue at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

[2] Payments/utilizations from continuing operations were USD 14 691 million in 2022 and USD 12 473 million in 2021.
[3] Adjustments of prior years charged to income statement from continuing operations were USD 218 million in 2022, and USD 251 million in 2021.
[4] Current year income statement charge from continuing operations were USD 15 231 million in 2022 and USD 13 084 million in 2021.
[5] Change in provisions offset against gross trade receivables from continuing operations were USD 2 million in 2022 and USD -44 million in 2021.

Restructuring provisions movements
(USD millions)	2023	2022	2021

January 1	1 131	345	459

Provisions related to discontinued operations [1]	-51

Additions to provisions [2]	658	1 368	328

Cash payments [3]	-816	-468	-344

Releases of provisions [4]	-193	-42	-54

Transfers [5]	-57	-53	- 27

Currency translation effects	31	-19	-17

December 31	703	1 131	345

[1] Represents the restructuring provisions at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

[2] Additions to provisions charged to the consolidated income statement from continuing operations were USD 1.3 billion in 2022 and USD 266 million in 2021.
[3] Cash-payments from continuing operations were USD 421 million in 2022 and USD 259 million in 2021.
[4] Releases of provisions credited to the consolidated income statement from continuing operations were USD 33 million in 2022 and USD 29 million in 2021.
[5] Transfers from continuing operations were USD 53 million in 2022 and USD 24 million in 2021.